Accounts Receivable, Net - Schedule of Accounts Receivable (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 516,548	$ 4,049,733		$ 9,529,968
Less: Provision for credit losses			$ (103)	(806)	$ (225)
Accounts receivable, net	$ 516,548	$ 4,049,733		$ 9,529,162